Revenues and Cost of Revenues (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cost Of Goods And Services Sold Depreciation And Amortization [Abstract]
Depreciation included in Cost of Revenues	$ 1,889	$ 1,577